Inventories	12 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
Inventories
3	Inventories

The components of inventories are as follows:

	March 31,
	2019	2020
	$ in thousands	$ in thousands

Raw materials	297	357
Work in progress	218	429
Finished goods	314	392

	829	1,178

During the fiscal years ended March 31, 2018, 2019 and 2020, based upon material composition and expected usage, provisions for inventories of approximately $569,000, $73,000 and $72,000, respectively, were charged to the consolidated statements of operations under cost of revenue.